Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000129672 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000129672 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000129672 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129672 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129672 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129672 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129672 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129672 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129672 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129672 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129672 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000129672 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000129672 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129672 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129672 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129673 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000129673 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000129673 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129673 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000129673 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000129673 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000129673 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129673 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129673 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129673 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129673 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000129673 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000129673 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000129673 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129673 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169047 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169047 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000169047 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169047 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000169047 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000169047 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000169047 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169047 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169047 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000169047 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000169047 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000169047 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000169047 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000169047 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169047 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.80%